PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

Quantity	Security	Market Value
COMMON STOCK - 99.58%
	CONSUMER DISCRETIONARY - 12.16%
	Auto Components Industry -- 0.25%
2,200	Johnson Controls Incorporated	$ 71,456
600	Superior Industries International	11,724
		83,180

	Automobiles Industry -- 0.74%
10,100	Ford Motor Company	126,048
2,400	Harley-Davidson Incorporated	117,792
		243,840

	Distributors Industry -- 0.79%
4,150	Genuine Parts Company	260,412

	Hotels Restaurants & Leisure Industry -- 1.83%
700	Darden Restaurants Incorporated	35,812
4,200	McDonalds Corporation	412,020
2,800	Starbucks Corporation	156,492
		604,324

	Household Durables Industry -- 0.56%
1,200	D.R. Horton Incorporated	18,204
1,400	Leggett & Platt	32,214
1,982	Newell Rubbermaid Incorporated	35,299
1,300	Stanley Black Decker Incorporated	100,048
		185,765

	Internet & Catalog Retail Industry -- 0.62%
1,000	Amazon Incorporated	202,510

	Media Industry -- 2.52%
9,050	Comcast Corporation Class A	271,591
2,800	DirecTV Group Incorporated	138,152
2,500	Gannett Incorporated	38,325
2,000	Mcgraw Hill Company Incorporated	96,940
2,400	Omnicom Group	121,560
2,000	Time Warner Cable Class A	163,000
		829,568

PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

Quantity	Security	Market Value
	Multiline Retail Industry -- 0.59%
1,100	Kohls Corporation	55,033
3,500	Macy's Group Incorporated	139,055
		194,088

	Specialty Retail Industry -- 3.86%
2,100	American Eagle Outfitters Incorporated	36,099
3,100	AutoNation Incorporated	106,361
1,575	Best Buy	37,296
100	Foot Locker Incorporated	3,105
10,800	Home Depot Incorporated	543,348
1,300	Limited Brands	62,400
8,000	Lowe's Companies Incorporated	251,040
1,000	Office Depot Incorporated	3,450
1,950	Staples Incorporated	31,571
3,000	TJX Companies Incorporated	119,130
1,100	Tiffany & Company	76,043
		1,269,843

	Textiles Apparel & Luxury Goods Industry -- 0.40%
1,200	Nike Incorporated	130,128

	CONSUMER DISCRETIONARY TOTAL	4,003,658

	CONSUMER STAPLES -- 11.06%
	Beverages Industry -- 3.10%
7,000	Coca Cola Company	518,070
2,000	Coca Cola Enterprises	57,200
6,700	Pepsico Incorporated	444,545
		1,019,815

	Food Products Industry -- 2.74%
1,100	Campbell Soup Company	37,235
7,400	General Mills Incorporated	291,930
400	Green Mountain Coffee Roaster	18,736
1,400	HJ Heinz Company	74,970
5,100	Hershey Company	312,783
3,100	Kellogg Company	166,253
		901,907

	Food & Staples Retailing Industry -- 2.62%
5,000	CVS/Caremark Corporation	224,000
1,700	Costco Wholesale Corporation	154,360
1,800	Safeway Incorporated	36,378
300	Supervalu Incorporated	1,713

PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

Quantity	Security	Market Value
	Food & Staples Retailing Industry (Continued)
6,800	Sysco Corporation	203,048
5,800	Walgreen Company	194,242
600	Whole Foods Market Incorporated	49,920
		863,661

	Household Products Industry -- 2.41%
11,800	Procter & Gamble Company	793,078

	Personal Products Industry -- 0.19%
3,300	Avon Products Incorporated	63,888

	CONSUMER STAPLES TOTAL	3,642,349

	ENERGY - 10.86%
	Energy Equipment & Services Industry -- 2.66%
1,900	Cameron International Corporation	100,377
1,500	Ensco International Incorporated	79,395
6,200	Halliburton Company	205,778
2,800	Nabors Industries Limited	48,972
2,390	National Oilwell Varco Incorporated	189,933
2,400	Rowan Companies Incorporated	79,032
1,800	Seacor Holdings Incorporated	172,404
		875,891

	Oil Gas & Consumable Fuels Industry -- 8.20%
2,600	Anadarko Petroleum Corporation	203,684
2,600	Apache Corporation	261,144
400	Cabot Oil & Gas Corporation	12,468
2,600	Chesapeake Energy	60,242
612	Cimarex Energy Company	46,188
3,116	Devon Energy Corporation	221,610
1,800	EOG Resources	199,980
2,400	El Paso Corporation	70,920
2,100	Hess Corporation	123,795
700	Hollyfrontier Corporation	22,505
6,000	Marathon Oil Company	190,200
3,000	Marathon Petroleum Corporation	130,080
2,400	Murphy Oil Corporation	135,048
900	Newfield Exploration Company	31,212
1,300	Noble Energy Incorporated	127,114
2,000	Peabody Energy Corporation	57,920
1,100	Pioneer Natural	122,749
1,423	Plains Exploration & Production Company	60,691

PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

Quantity	Security	Market Value
	Oil Gas & Consumable Fuels Industry (Continued)
1,700	Range Resources Corporation	98,838
3,100	Southwestern Energy Company	94,860
6,300	Spectra Energy	198,765
2,900	Sunoco Incorporated	110,635
3,900	Williams Companies Incorporated	120,159
		2,700,807

	ENERGY TOTAL	3,576,698

	FINANCIALS - 14.66%
	Capital Markets Industry -- 2.74%
1,560	Ameriprise Financial Incorporated	89,123
6,430	Bank of New York Mellon Corporation	155,156
600	Franklin Resources Incorporated	74,418
1,700	Goldman Sachs Group	211,429
900	Janus Capital Group Incorporated	8,019
5,540	Morgan Stanley	108,806
1,100	Northern Trust	52,195
87	Piper Jaffray Companies	2,316
800	Price T Rowe Group Incorporated	52,240
5,650	Schwab (Charles) Corporation	81,190
1,500	State Street Corporation	68,250
		903,142

	Commercial Banks Industry -- 3.81%
3,900	BB&T Corporation	122,421
1,100	Comerica Incorporated	35,596
6,100	Fifth Third Bankcorp	85,705
600	Keycorp	5,100
1,100	M & T Bank Corporation	95,568
5,229	PNC Financial Services Group	337,218
2,200	Suntrust Banks	53,174
1,300	Synovus Financial Corporation	2,665
16,328	US Bankcorp	517,271
		1,254,718

	Consumer Finance Industry -- 2.18%
7,600	American Express Company	439,736
2,400	Capital One Financial	133,776
4,320	Discover Financial Services	144,029
		717,541

PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

Quantity	Security	Market Value
	Diversified Financial Services Industry -- 1.18%
200	CME Group Incorporated	57,866
9,000	Citigroup Incorporated	328,950
2,900	Federal Home Loan Mortgage Association	870
5,500	Federal National Mortgage Association	1,620
		389,306

	Insurance Industry -- 3.67%
2,000	AFLAC Incorporated	91,980
2,900	Allstate Corporation	95,468
1,800	Chubb Corporation	124,398
661	Cincinnati Financial	22,811
1,000	Erie Indemnity Company Class A	77,940
1,400	Hartford Financial Services Group	29,512
2,008	Lincoln National Corporation	52,931
600	MBIA Incorporated	5,880
1,500	MGIC Investment Corporation	7,440
2,400	Marsh and Mclennan Companies	78,696
2,500	MetLife Incorporated	93,375
5,400	Progressive Corporation	125,172
1,900	Prudential Financial	120,441
800	Renaissancere Holdings Limited	60,584
3,213	Travelers Companies Incorporated	190,210
1,300	Unum Group	31,824
		1,208,662

	Real Estate Investment Trusts (REITs) Industry -- 1.08%
1,700	Plum Creek Timber Company	70,652
2,100	ProLogis Incorporated REIT	75,642
1,435	Simon Property Group Incorporated	209,051
		355,345

	FINANCIALS TOTAL	4,828,714

	HEALTH CARE - 10.96%
	Biotechnology Industry -- 3.10%
5,940	Amgen Incorporated	403,742
1,500	Biogen Idec Incorporated	189,000
7,300	Gilead Sciences Incorporated	356,678
600	Regeneron Pharmaceuticals	69,972
		1,019,392

PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

Quantity	Security	Market Value
	Health Care Equipment & Supplies Industry -- 1.36%
1,400	Carefusion Corporation	36,302
2,100	Hill Rom Holdings Incorporated	70,161
8,700	Medtronic Incorporated	340,953
		447,416

	Health Care Providers & Services Industry -- 3.56%
4,200	Amerisourcebergen Corp	166,572
2,800	Cardinal Health Incorporated	120,708
3,200	Express Scripts Incorporated	173,376
2,500	McKesson Corporation	219,425
3,198	Medco Health Solutions Incorporated	224,819
4,400	Quest Diagnostics Incorporated	269,060
		1,173,960
	Pharmaceuticals Industry -- 2.94%
12,200	Abbott Laboratories	747,738
2,300	Allergan Incorporated	219,489
		967,227

	HEALTH CARE TOTAL	3,607,995

	INDUSTRIAL - 9.92%
	Air Freight & Logistics Industry -- 1.94%
1,600	Fedex Corporation	147,136
6,100	United Parcel Service	492,392
		639,528

	Airlines Industry -- 0.10%
4,050	Southwest Airlines Company	33,372

	Commercial Services & Supplies Industry --0.69%
1,700	Deluxe Corporation	39,814
5,000	Pitney Bowes Incorporated	87,900
3,300	Republic Services Group	100,848
		228,562

	Electrical Equipment Industry -- 1.13%
4,200	Emerson Electric Company	219,156
1,100	Rockwell Automation Incorporated	87,670
900	Thomas and Betts Corporation	64,719
		371,545

	Industrial Conglomerates Industry 1.00%
3,700	3M Company	330,077

PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

Quantity	Security	Market Value
	Machinery Industry -- 2.22%
1,100	Cummins Incorporated	132,044
2,500	Deere and Company	202,250
800	Flowserve Corporation	92,408
3,600	Illinois Tool Works Incorporated	205,632
48	Kadant Incorporated	1,143
1,800	Paccar Incorporated	84,294
200	Snap On Incorporated	12,194
		729,965

	Road & Rail Industry -- 1.97%
7,200	CSX Corporation	154,944
2,900	Norfolk Southern Corporation	190,907
2,800	Union Pacific Corporation	300,944
		646,795

	Trading Companies & Distributors Industry -- 0.87%
1,100	Grainger, WW Incorporated	236,291
1,200	United Rentals	51,468
		287,759

	INDUSTRIAL TOTAL	3,267,603

	INFORMATION TECHNOLOGY - 19.83%
	Communications Equipment Industry -- 3.00%
18,300	Cisco Systems Incorporated	387,045
587	JDS Uniphase	8,506
2,200	Juniper Networks	50,336
1,037	Motorola Mobility Holdings Incorporated	40,692
1,185	Motorola Solutions Incorporated	60,233
6,400	Qualcomm Incorporated	435,584
1,400	Tellabs Incorporated	5,670
		988,066

	Computers & Peripherals Industry -- 6.70%
2,700	Apple Incorporated	1,618,785
6,900	Dell Incorporated	114,540
7,400	EMC Corporation	221,112
4,300	Hewlett Packard Company	102,469
900	Lexmark International	29,916
1,500	Netapp Incorporated	67,155
600	Qlogic Corporation	10,656
1,000	Western Digital	41,390
		2,206,023

PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

Quantity	Security	Market Value
	Electronic Equipment Instruments & Components Industry -- 0.24%
1,800	Ingram Micro Incorporated	33,408
1,625	Molex Incorporated	45,695
		79,103

	Internet Software & Services Industry -- 1.94%
3,400	EBay Incorporated	125,460
800	Google Incorporated Class A	512,992
		638,452

	IT Services Industry -- 2.54%
3,600	Automatic Data Processing Incorporated	198,684
1,200	Cognizant Tech Solutions Class A	92,340
2,600	Fidelity National Information Services	86,112
600	Fiserv Incorporated	41,634
300	MasterCard Corporation	126,162
1,500	Paychex Incorporated	46,485
629	Total System Services Incorporated	14,511
1,400	Visa Incorporated Class A	165,200
	IT Services Industry (Continued)
3,685	Western Union Company	64,856
		835,984

	Semiconductors & Semiconductor Equipment Industry -- 3.52%
1,800	Altera Corporation	71,676
2,200	Analog Devices Incorporated	88,880
5,900	Applied Materials Incorporated	73,455
1,800	Broadcom Corporation Class A	70,740
17,400	Intel Corporation	489,288
1,000	KLA-Tencor Corporation	54,420
1,800	LSI Corporation	15,624
2,200	Micron Technology Incorporated	17,820
400	Novellus Systems Incorporated	19,964
2,700	Nvidia Corporation	41,580
4,800	Texas Instruments	161,328
1,500	Xilinx Incorporated	54,720
		1,159,495

	Software Industry -- 1.89%
1,600	Adobe Sys Incorporated	54,896
2,550	CA Incorporated	70,278
400	Citrix Systems Incorporated	31,564
3,000	Compuware Corporation	27,570
12,329	Oracle Corporation	359,514
4,149	Symantec Corporation	77,586

PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

		621,408
Quantity	Security	Market Value

	INFORMATION TECHNOLOGY TOTAL	6,528,531

	MATERIALS - 2.80%
	Chemicals Industry -- 1.07%
600	Airgas Incorporated	53,382
2,600	Praxair Incorporated	298,064
		351,446

	Construction Materials Industry -- 0.14%
1,100	Vulcan Material Company	47,003

	Containers & Packaging Industry -- 1.36%
5,300	Aptargroup Incorporated	290,281
1,800	Bemis Company Incorporated	58,122
800	Owens-Illinois Incorporated	18,672
4,200	Sealed Air Corporation	81,102
		448,177

	Metals & Mining Industry -- 0.23%
1,100	Cliffs Natural Resources Incorporated	76,186

	MATERIALS TOTAL	922,812

	TELECOMMUNICATION SERVICES - 3.77%
	Diversified Telecommunication Services Industry -- 3.46%
19,790	A T & T Corporation	618,042
874	Centurylink Incorporated	33,780
2,256	Frontier Communications Corporation	9,407
12,500	Verizon Communications	477,875
		1,139,104

	Wireless Telecommunication Services Industry -- 0.31%
1,600	American Tower Corporation	100,832

	TELECOMMUNICATION SERVICES TOTAL	1,239,936

PRINCIPLED EQUITY MARKET FUND

Schedule of Investments

March 31, 2012

(Unaudited)

Quantity	Security	Market Value

	UTILITIES - 3.56%
	Gas Utilities Industry -- 1.49%
5,900	Atmos Energy Corporation	185,614
4,300	UGI Corporation	117,175
4,600	WGL Holdings	187,220
		490,009

	Multi-Utilities Industry -- 1.04%
4,800	CenterPoint Energy Incorporated	94,656
5,100	NStar	248,013
		342,669

	Water Utilities Industry -- 1.03%
10,000	American Water Works Company	340,300

	UTILITIES TOTAL	1,172,978

	COMMON STOCK TOTAL -	32,791,274

CASH OTHER ASSETS, LESS LIABILITIES - 0.42%		138,197

	TOTAL NET ASSETS	$ 32,929,471